Exhibit 99.3 Schedule 4

Client Name:	XX
Client Project Name:	XX
Start - End Dates:	7/22/2020 - 3/3/2023
Deal Loan Count:	18

Loan Level Tape Compare Upload

Loans in Report	18

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data	Reviewer Data
XX	(No Data)	Borrower 2 First Name	XX	XX	FEF52E6F-9B4D-4470-B23C-21C103022065
XX	XX	Balloon Flag	Yes	No	D6BF8DE2-3F94-4D6E-92D9-E2567E19152C
XX	XX	Combined LTV	100.00	20.00	D6BF8DE2-3F94-4D6E-92D9-E2567E19152C
XX	XX	Lien Position	3	2	D6BF8DE2-3F94-4D6E-92D9-E2567E19152C
XX	XX	Maturity Date	02/01/2037	11/01/2036	D6BF8DE2-3F94-4D6E-92D9-E2567E19152C
XX	XX	Debt to Income Ratio (Back)	43.2300	0.0000	F8BD482C-78FE-4072-9213-1F3CD886BD40
XX	XX	Documentation Type	SISA	SIVA	F8BD482C-78FE-4072-9213-1F3CD886BD40
XX	XX	Combined LTV	70.48	80.00	4B377C8F-C77E-41EF-A64C-4F6B39D00EF4
XX	XX	Loan Purpose	Cashout Refi	Rate and Term Refi	4B377C8F-C77E-41EF-A64C-4F6B39D00EF4
XX	XX	Original Appraised Value	XX	XX	4B377C8F-C77E-41EF-A64C-4F6B39D00EF4
XX	XX	Original LTV	70.48	80.00	4B377C8F-C77E-41EF-A64C-4F6B39D00EF4
XX	XX	Original P&I	422.07	422.08	4B377C8F-C77E-41EF-A64C-4F6B39D00EF4
XX	XX	Were Loan Terms Modified?	Yes	No	4B377C8F-C77E-41EF-A64C-4F6B39D00EF4
XX	XX	Combined LTV	69.69	78.17	27BEF1C2-49DB-46B0-A503-397CDCC481DD
XX	XX	Original Appraised Value	XX	XX	27BEF1C2-49DB-46B0-A503-397CDCC481DD
XX	XX	Original LTV	69.69	78.17	27BEF1C2-49DB-46B0-A503-397CDCC481DD
XX	XX	Original P&I	586.08	586.09	27BEF1C2-49DB-46B0-A503-397CDCC481DD
XX	XX	Property Zip	XX	XX	27BEF1C2-49DB-46B0-A503-397CDCC481DD
XX	XX	Combined LTV	131.43	80.00	FAB8A356-C1AF-439A-B2CC-B9F5487F9A02
XX	XX	Original Appraised Value	XX	XX	FAB8A356-C1AF-439A-B2CC-B9F5487F9A02
XX	XX	Original LTV	131.43	80.00	FAB8A356-C1AF-439A-B2CC-B9F5487F9A02
XX	XX	Property Type	Low Rise Condo (1-4)	High Rise Condo (9+)	7C99618E-C50F-4E6E-B800-68C3D9E0DE2F
XX	XX	Most Recent Appraisal Value	XX	XX	5F974532-3882-48FB-A9CD-2FC00FBACACF
XX	XX	Most Recent Appraisal Value	XX	XX	BAB3D27B-D7C0-4CC3-8F5E-8BB88CF7556B
XX	XX	Property Type	SFR	Cooperative	BAB3D27B-D7C0-4CC3-8F5E-8BB88CF7556B
XX	XX	Representative Credit Score for Grading	755	747	BAB3D27B-D7C0-4CC3-8F5E-8BB88CF7556B
XX	XX	Borrower 1 Self Employed Flag	Yes	No	49E24AFB-6B8B-4F1E-8EFA-800B03E746E7
XX	XX	MI Company	No Mortgage Insurer	Radian	49E24AFB-6B8B-4F1E-8EFA-800B03E746E7
XX	XX	Property Type	SFR	Detached PUD	49E24AFB-6B8B-4F1E-8EFA-800B03E746E7
XX	XX	Debt to Income Ratio (Back)	58.8080	51.2379	B4B9D26E-781D-4AED-960C-9B989F45A810
XX	XX	MI Company	No Mortgage Insurer	FHA	B4B9D26E-781D-4AED-960C-9B989F45A810
XX	XX	Original Appraised Value	XX	XX	B4B9D26E-781D-4AED-960C-9B989F45A810
XX	XX	Debt to Income Ratio (Back)	42.6870	34.7043	AF04EA7C-B91D-4958-AE16-93A3645C8179
XX	XX	Most Recent Appraisal Value	XX	XX	AF04EA7C-B91D-4958-AE16-93A3645C8179
XX	XX	Debt to Income Ratio (Back)	43.2850	39.7078	D6E44800-DCBF-42AB-BE83-3C0F6E5AB671
XX	XX	MI Company	No Mortgage Insurer	Other MI Company	D6E44800-DCBF-42AB-BE83-3C0F6E5AB671
XX	XX	First Payment Date	XX/2021	XX/2021	21115327-9FF9-4EA5-BD8C-DCEB238CDDF7
XX	XX	MI Company	No Mortgage Insurer	Radian	21115327-9FF9-4EA5-BD8C-DCEB238CDDF7
XX	XX	Most Recent Appraisal Value	XX	XX	21115327-9FF9-4EA5-BD8C-DCEB238CDDF7

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.